CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) U_pure in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Conversion ratio, ADS to Class A ordinary share	50	50	50